Condensed consolidated balance sheet (unaudited) (Parenthetical) € in Millions, £ in Millions		6 Months Ended
	Jun. 16, 2025 GBP (£)	Jun. 30, 2025 GBP (£)	Jun. 16, 2025 EUR (€)
Decrease through redemption of preference shares		£ 270
4.75% Non-Cumulative Callable Euro Preference Series 2 | Barclays Bank PLC
Preference shares, dividend rate			4.75%
Called up share capital | €			€ 319
Non-controlling interests
Decrease through redemption of preference shares	£ 211	£ 211 [1]

[1]	On 16 June 2025, Barclays Bank PLC redeemed and cancelled the outstanding 4.75% Non-Cumulative Callable Euro Preference Series 2 Shares. The principal outstanding was €319m. The movement of £211m in non-controlling interests relates to transfer of the share premium from the original issuance to retained earnings.